Leases (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2016	Mar. 31, 2019	Dec. 31, 2018 [1]
Leases Disclosure [Line Items]
Property, plant and equipment, net		$ 66,567	$ 54,560
Accumulated depreciation, depletion and amortization		26,918	$ 22,018
Option to extend, existence, finance lease	true
Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Requested cash draws from lessor to fund project costs		$ 310
Required percentage payment of funded amount under certain events of default	89.90%
Required percentage payment for specific full recourse events	100.00%
Option to extend, description, finance lease		At the end of the initial lease term, Dominion Energy can (i) extend the term of the lease for an additional five years, subject to the approval of the participants, at current market terms, (ii) purchase the property for an amount equal to the project costs or, (iii) subject to certain terms and conditions, sell the property on behalf of the lessor to a third party using commercially reasonable efforts to obtain the highest cash purchase price for the property.
Lease term	5 years
Extension term of lease	5 years
Required percentage payment to lessor for difference between project costs and sales proceeds	87.00%
Lessor | Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365
Power Purchase Arrangements
Leases Disclosure [Line Items]
Property, plant and equipment, net		$ 2,800
Accumulated depreciation, depletion and amortization		294
Rental revenue		29
Depreciation expense		$ 23

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.